UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22299

RENN GLOBAL ENTREPRENEURS FUND, INC.
(Exact name of registrant as specified in charter)

8080 N. Central Expressway, Suite 210, Dallas, TX 75206
(Address of principal executive offices) (Zip Code)

Russell Cleveland
8080 N. Central Expressway, Suite 210 LB 59
Dallas, TX 75206
(Name and address of agent for service)

Registrant’s telephone number, including area code: (214) 891-8294

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2012 (unaudited)

Item 1. SCHEDULE OF INVESTMENTS
Unaffiliated Investments

Shares or Principal Amount	Company	Cost	Value(12)
	CONVERTIBLE BONDS – 3.96% (6)
	Business Services – 2.59%
$569,000	Pipeline Data, Inc. 10% Maturity June 29, 2011 (11)	$569,000	$284,500

	Crude Petroleum & Natural Gas – 1.37%
1,000,000	PetroHunter Energy Corporation 8.5% Maturity
	November 5, 2012	1,000,000	150,000

	Semiconductors and Related Devices– 0.00%
966,666	Dynamic Green Energy Limited 7% Maturity June 10, 2011 (1) (11)(13)	966,666	0
	Total Unaffiliated Convertible Bonds	2,535,666	434,500
	OTHER SECURITIES – 13.47% (3)(6)
	CONVERTIBLE PREFERRED EQUITIES
	Communications Service – 13.47%
277,778	AnchorFree, Inc. Series A Convertible Preferred (1)(16)	500,000	1,478,385

	Total Unaffiliated Convertible Preferred Equities	500,000	1,478,385

	COMMON EQUITIES – 55.02% (3)(6)
	Advertising – 1.52%
100,000	SearchMedia Holdings Ltd	780,994	167,000

	Biological Products – 0.24%
1,335,714	Hemobiotech	1,360,117	26,714

	Business Services, NEC – 2.53%
476,667	Global Axcess Corporation	630,833	277,420

	Business Services – 4.93%
51,300	Points International, Ltd. (5)	280,440	540,702

	Canned, Frozen & Preserved Fruit, Veg & Food Specialties – 0.69%
49,650	SkyPeople Fruit Juice, Inc.	148,950	75,468

	Crude Petroleum & Natural Gas – 0.11%
808,445	PetroHunter Energy Corporation	101,056	12,127

	Detective, Guard and Armored Car Services – 0.00%
2,687,500	Murdoch Security & Investigations, Inc. (1)(14)	1,250,000	0

	Electronic Components & Accessories – 5.01%
200,000	COGO Group, Inc.(5)	836,019	550,000

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2012 (unaudited)

SCHEDULE OF INVESTMENTS
Unaffiliated Investments (continued)

Shares or Principal Amount	Company	Cost	Value(12)
	COMMON EQUITIES (continued)
	Electronic Industrial Apparatus – 2.54%
26,250	Hollysys Automation Technologies Ltd (5)	$226,238	$278,250

	Home Health Care Services – 18.57%
125,000	Acadia Healthcare Co. Inc. (Formerly PHC, Inc.) (5)	510,000	2,037,500

	Household Audio & Video Equipment – 2.20%
166,667	Aurasound, Inc.	1,000,000	241,667

	Pharmaceutical Preparations – 4.67%
100,000	Flamel Technologies (5)	741,908	513,000

	Surgical & Medical Instruments & Apparatus – 9.90%
402,500	Bovie Medical Corporation (5)	757,377	1,086,750

	Wholesale – Electronic Parts & Equipment – 2.11%
428,647	SinoHub, Inc.	1,038,180	231,041
	Total Unaffiliated Common Equities	9,662,112	6,037,639

	MISCELLANEOUS SECURITIES – 1.44% (3)(6)
	Household Audio & Video Equipment – 1.44%
166,667	Aurasound Inc. warrant to buy (7)	0	158,334
	Total Unaffiliated Miscellaneous Securities	0	158,334

	TOTAL UNAFFILIATED INVESTMENTS (cost for Income Tax Purpose)	$12,697,778	$8,108,858

Aggregate Gross Unrealized Appreciation of all Unaffiliated Securities	$$	3,305,865
Aggregate Gross Unrealized Depreciation of all Unaffiliated Securities	$$	(7,894,785)
Net Unrealized Appreciation/Depreciation of all Unaffiliated Securities	$$	(4,588,920)

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2012 (unaudited)

SCHEDULE OF INVESTMENTS
Affiliated Investments

Shares or Principal Amount	Company	Cost	Value(12)
	OTHER SECURITIES – 9.17% (2)(3)(6)
	CONVERTIBLE PREFERRED EQUITIES
	Non-Operating Establishments – 0.01%
37.5	Integrated Security Systems, Inc. Preferred D (10)(15)	$75,000	$1,124

	Semiconductor& Related Devices – 9.16%
250,000	Plures Technologies, Inc., Series A Preferred (4)	500,000	1,004,945
	Total Affiliated Other Securities	575,000	1,006,069

	COMMON EQUITIES – 26.55% (2)(3)(6)
372,420	Direct Mail & Advertising – 11.06%
	Access Plans Inc.	2,209,925	1,214,089

	Non-Operating Establishments – 12.18%
1,113,793	Integrated Security Systems, Inc. (10)(15)	9,056,721	1,336,548

	Semiconductor &Related Devices–3.31%
115,772	Plures Technologies, Inc., (formerly CMSF Corp.) (4)	5,723,300	362,872
	Total Affiliated Common Equities	16,989,946	2,913,509

	MISCELLANEOUS SECURITIES – 0.08% (2)(3)(6)
	Direct Mail & Advertising– 0.08%
2,234	Access Plans Inc., options to buy (8)	0	5,384
1,492	Access Plans Inc., options to buy (9)	0	3,476
	Total Affiliated Miscellaneous Securities	0	8,860

	TOTAL AFFILIATED INVESTMENTS	17,564,946	3,928,438
	TOTAL UNAFFILIATED INVESTMENTS	12,697,778	8,108,858
	TOTAL INVESTMENTS	$30,262,724	$12,037,296
	OTHER ASSETS AND LIABILITIES – (9.69%)	0	(1,062,845)
	TOTAL NET ASSETS	$30,262,724	$10,974,451

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2012 (unaudited)

INFORMATION REGARDING AFFILIATED/RESTRICTED SECURITIES (2)(3)(6)
					% of
Affiliated / Restricted Security	Date(s) Acquired	Cost 12/31/11	Cost 3/31/12	Value (12) 3/31/12	Net Assets
Access Plans Inc.	8/31/01-
Common Equity	3/25/11	$2,209,925	$2,209,925	$1,214,089	11.06%
Access Plans Inc.
Options to buy @ $0.85 (8)	4/1/09	0	0	5,384	0.05
Options to buy @ $0.93 (9)	8/2/10	0	0	3,476	0.03
Total Affiliated /Restricted Securities		$2,209,925	$2,209,925	$1,222,949	11.14%

Controlled Affiliated / Restricted Security (10)	Date(s) Acquired	Cost 12/31/11	Cost 3/31/12	Value (12) 3/31/12	% of Net Assets
Plures Technologies, Inc., (formerly CMSF Corp.)(4) Preferred A Equity	5/23/11	$500,000	$500,000	$1.004,945	9.16%
Plures Technologies, Inc., (formerly CMSF Corp.) (4)	9/23/94
Common Equity	- 5/17/11	5,723,348	5,723,300	362,872	3.31
Integrated Security Systems, Inc. (15)
Preferred D Equity	10/13/99	75,000	75,000	1,124	0.01
Integrated Security Systems, Inc. (15)	12/31/96
Common Equity	- 12/31/10	9,056,721	9,056,721	1,336,548	12.18
Total Controlled Affiliated/Restricted Securities		$15,355,069	$15,355,021	$2,705,489	24.66%
Total Affiliated/Restricted and Controlled Affiliated/Restricted Securities		$17,564,994	$17,564,946	$3,928,438	35.80%

(1)	Securities in a privately owned company.
(2)	“Affiliated” generally means that the Fund (and/or affiliated funds) has a director on issuer’s board and/or the Fund owns more than 5% of the issuer’s voting shares.
(3)	Non-Income-Producing.
(4)
Securities exempt from registration under Rule 144A of the Securities Act of 1933 may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2012 the aggregate value of the restricted common securities was $361,665 representing 3.29% of net assets.  The restricted common securities were purchased in numerous transactions between April 10, 2009 and March 31, 2011.  At March 31, 2012, the value of the restricted preferred securities was $1,004,945 representing 9.16% of net assets. The restricted securities have discounts of 7.3%.  The Fund owns 385 shares of Plures Technologies Inc. which are not restricted but these shares would have to be sold under Rule 144.  At March 31, 2012 the aggregate value of the unrestricted securities was $1,207 representing 0.01% of net assets.

(5)	These securities or a portion of these securities are pledged as collateral against the due-to-broker balance (margin loan).
(6)	Percentage is calculated as a percentage of net assets.
(7)	These warrants represent the ability to purchase 166,667 shares of common stock of AuraSound, Inc. at $0.50 per share. These warrants expire on 6/7/2014.
(8)
These options represent the ability to purchase 2,234 shares of common stock of Access Plans Inc. at $0.85 per share.  These options were issued as compensation to Russell Cleveland for service as a Director of Access Plans Inc.  Mr. Cleveland disclaims any beneficial ownership.  These options will expire 3 months after he ceases to be on the Board of Directors.

(9)
These options represent the ability to purchase 1,492 shares of common stock of Access Plans, Inc. at $0.93 per share.  These options were issued as compensation for the services to Russell Cleveland as a Director of Access Plans Inc.  Mr. Cleveland disclaims any beneficial ownership.  These options expire 8/2/2015.

(10)	“Controlled” generally means the Fund (and/or affiliated funds) owns 20% or more of the issuer’s shares.
(11)	Security is in default.
(12)	See Fair Value Measurements.
(13)	The Dynamic Green Energy (“DGE”) note is in default. Due to the deteriorated situation at the company, we adjusted the value of the DGE note to zero.
(14)	Subsequent to March 31, 2012, Murdoch filed for Chapter 7 bankruptcy. Thus, the realized loss on Murdoch was taken in April, 2012.
(15)
In accordance with our long time valuation method of discounting IZZI due to volatility and illiquidity, the March 31, 2012 value was set at the fixed price of $1.20.  Subsequently on April 5, 2012, the anticipated merger with iSatori Technologies was completed and the portfolio holding began being valued at market price.  The market price at quarter end was $2.38.

(16)
Mr. Cleveland was awarded 100,000 options on October 28, 2009.  These options represent the ability to purchase 100,000 common shares at $0.3971.  At March 31, 2012, 83,333 of these options were vested.  These options were issued as compensation for his advisory services to the board of directors.   In May 2012, Mr. Cleveland made a cashless exercise and tender of 11,624 such options.   In June 2012, Mr. Cleveland agreed to surrender 15,023 options, of which 12,190 are vested and 2,833 are unvested and cash of $11,444.

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2012 (unaudited)

Fair Value Measurements

Investments are carried in the statements of assets and liabilities at fair value, as determined in good faith by RENN Group, subject to the approval of the Fund’s Board of Directors.

The Fund generally invests in common securities, preferred securities, convertible and nonconvertible debt securities and warrants. These securities may be unregistered and thinly-to-moderately traded.  Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio company.

On a weekly basis, RENN Group prepares a valuation to determine fair value of the investments of the Fund. The Board of Directors approves the valuation on a quarterly basis. Interim board involvement may occur if material issues arise before quarter end. The valuation principles are described below.

Unrestricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price on the date of valuation.

Restricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

The unlisted preferred stock of companies with common stock listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

Debt securities are valued at fair value.  Fair value is generally determined to be the greater of the face value of the debt or the market value of the underlying common stock into which the instrument may be converted.  However, the Fund considers, among other things, whether a debt issuer is in default or bankruptcy and the underlying collateral and may adjust the fair value accordingly.

The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, NASDAQ or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option).   An out-of-the money warrant or option has no value; thus the Fund assigns no value to it.

Investments in privately held entities are valued at fair value. If there is no independent and objective pricing authority (i.e., a public market) for such investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Adviser will determine fair value on the basis of appraisal procedures established in good faith and approved by the Board of Directors.

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs).

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2012 (unaudited)

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$150,000	$284,500	$434,500
Convertible Preferred Equities	-	1,478,385	1,006,069	2,484,454
Common stock	7,010,061	-	1,941,087	8,951,148
Miscellaneous Securities	-	8,860	158,334	167,194
Total Investments	$7,010,061	$1,637,245	$3,389,990	$12,037,296

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3
Beginning balance – December 31, 2011	$3,316,646
Transferred from Level 2 to Level 3	0
Changes in unrealized gain or loss	73,344
Ending Balance - March 31, 2012	$3,389,990

The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the year unless circumstances dictate otherwise.  The transfers into Level 3 and out of Level 3 identified above were due to changes in the observability of the inputs utilized by the Fund to estimate the fair value of certain securities.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

In May 2012, the Registrant became aware that Russell Cleveland, the Registrant’s President and Chief Executive Officer, and one of the Registrant’s Directors, had inadvertently failed to disclose his acquisition of certain securities issued to him for services rendered to one of the Registrant’s portfolio companies.  This occurred prior to the time that the Registrant had any investment in such portfolio company.  At the time of grant, Mr. Cleveland had no obligation to turn over any portion of the securities to the Registrant.  At the time that Mr. Cleveland was originally obligated to disclose the acquisition, the securities were of de minimis value.  Nonetheless, the non-disclosure constituted a violation of the Registrant’s Code of Ethics and applicable regulations under the Investment Company Act of 1940.  As a result, Mr. Cleveland offered (and the Registrant accepted) the tender of a portion of such securities to the Registrant at no cost to the Registrant.

In light of the matter described above, in June 2012 the Registrant enhanced its disclosure controls and procedures. The enhancements included: improving correspondence processing; facilitating access to legal counsel; updating whistleblower policies; undertaking a review of policies and procedures governing the retention of remuneration received by the Registrant’s personnel for portfolio company board service; and instituting additional procedures concerning disclosure of Directors’ personal investments.

(b)  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or  is reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.
.

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2012 (unaudited)

ITEM 3.  EXHIBITS.

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
1 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
1 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  RENN Global Entrepreneurs Fund, Inc.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and President
Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and President
Date:	June 26, 2012

By:	/s/ Barbe Butschek
Barbe Butschek
Chief Financial Officer
Date:	June 26, 2012